Post-Employment Benefits - Summary of Major Categories of Defined Benefit Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of fair value of plan assets [line items]
Obligations related to securities sold under repurchase agreements	$ 71,653	$ 51,801
Pension plan [member]
Disclosure of fair value of plan assets [line items]
Plan assets	9,341	8,853
Canada plan [member] | Pension plan [member]
Disclosure of fair value of plan assets [line items]
Canadian equity securities	540	547
Debt securities	6,196	5,723
Investment funds	1,792	1,712
Alternative investments	1,281	1,095
Cash and cash equivalents and other	241	220
Obligations related to securities sold under repurchase agreements	(1,581)	(1,293)
Other	(59)	22
Plan assets	$ 8,469	$ 8,004
Percentage of Canadian equity securities	6.00%	7.00%
Percentage of debt securities	73.00%	72.00%
Percentage of investment funds	21.00%	21.00%
Percentage of alternative investments	16.00%	13.00%
Percentage of cash and cash equivalents and other	3.00%	3.00%
Percentage of Obligations related to securities sold under repurchase agreements	(19.00%)	(16.00%)
Percentage of plan assets	100.00%	100.00%
Canada plan [member] | Pension plan [member] | Government bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 5,001	$ 4,623
Percentage of debt securities	59.00%	58.00%
Canada plan [member] | Pension plan [member] | Corporate Bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 1,195	$ 1,024
Percentage of debt securities	14.00%	13.00%
Canada plan [member] | Pension plan [member] | Inflation adjusted bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities		$ 76
Percentage of debt securities		1.00%
Canada plan [member] | Pension plan [member] | Canadian equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 30	$ 28
Canada plan [member] | Pension plan [member] | US equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 423	$ 379
Percentage of investment funds	5.00%	5.00%
Canada plan [member] | Pension plan [member] | International equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 32	$ 32
Canada plan [member] | Pension plan [member] | Global equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 961	$ 907
Percentage of investment funds	12.00%	12.00%
Canada plan [member] | Pension plan [member] | Emerging markets equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 229	$ 256
Percentage of investment funds	3.00%	3.00%
Canada plan [member] | Pension plan [member] | Fixed income funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 117	$ 110
Percentage of investment funds	1.00%	1.00%